Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - Prepaid Expenses and Other Current Assets, Net [Member] - USD ($)		Sep. 30, 2021	Sep. 30, 2020
Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Prepaid construction fee	[1]	$ 384,425
Prepaid exhibition fee		80,796
Prepaid rental fee		74,288	53,784
Prepaid IPO related expense			759,365
Receivable from disposal of a production line			14,394
Others		70,093	67,924
Less: allowance for doubtful accounts			(14,394)
Prepaid expenses and other current assets		$ 609,602	$ 881,073

[1]	The balance represented prepaid construction fee for plant maintenance and renovation.